Risks - Liquidity risk (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risks
Cash and cash equivalents.	€ 102,304	€ 127,573	€ 140,867	€ 196,028
Borrowings	41,284	€ 64,398	€ 80,980
Liquidity risk [member]
Risks
Cash and cash equivalents.	102,300
Short term gross debt	13,000
Borrowings	41,300
Amount of undrawn credit line	€ 50,000